Statutory Financial Information and Dividend Limitations - Allstates domestic insurance subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount per statutory accounting practices
Net income (loss)	$ 3,404	$ 3,377	$ 1,717
Capital and surplus	18,147	18,630
Property-Liability
Amount per statutory accounting practices
Net income (loss)	2,939	3,050	1,520
Capital and surplus	14,328	14,903
Allstate Financial
Amount per statutory accounting practices
Net income (loss)	465	327	$ 197
Capital and surplus	$ 3,819	$ 3,727